Loans Modified as TDRs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of Loans	17	3
Recorded Investment	$ 2,584	$ 2,130
Allowance for Loan Losses	296	12
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	16	0
Recorded Investment	2,507	0
Allowance for Loan Losses	296	0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3
Recorded Investment	77	2,130
Allowance for Loan Losses	$ 0	$ 12